RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions						12 Months Ended
	Oct. 27, 2015 USD ($)	Oct. 27, 2015 CNY (¥)	Oct. 26, 2015 USD ($)	May 04, 2015 CNY (¥)	Mar. 12, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Oct. 26, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of entrusted loan and interest to related parties								¥ 1,821
Due from related parties, current							¥ 374			$ 239	¥ 1,642
Due from related parties, non-current							218			33	229
Due to related parties, current							419			72	492
Other payables and accruals							5,098			$ 851	5,854
Tongcheng-eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						¥ 190
Commissions to related parties						516
Due from related parties, current											1,278
Due to related parties, current											263
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						63	573	261
Commissions to related parties						66	244	86
Due from related parties, current							153
Due to related parties, current							273
Huazhu
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						61	77	44
Homeinns and BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						93	63	67
Baidu
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties	$ 100	¥ 650
Repayment of entrusted loan and interest from related parties								652
Commissions to related parties						67	80	96
Online marketing service from related parties							38	110
Repayment of entrusted loan and interest to related parties								1,837
Term of the loan	12 months	12 months
Interest rate on loan (as a percent)	1.00%	1.00%
Due from related parties, current							119				23
Due to related parties, current							58				8
Skysea
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties							4	73	$ 80
Interest rate on loan (as a percent)									3.00%
Provision for the loan and receivable							536
Due from related parties, non-current							196				207
Other payables and accruals							367
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties						¥ 6	70	¥ 62
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current							102				341
Due from related parties, non-current							22				22
Due to related parties, current							¥ 88				¥ 221
Baidu Times | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Interest rate on loan (as a percent)			4.14%
Loan granted by related parties			$ 99									¥ 640
Debt instrument term			12 months
Revolving credit facility agreement | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Drawdowns during the period				¥ 627	¥ 507